Impairment expense - Summary of Impairment Expense (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Impairment Expenses [Abstract]
Impairment losses on intangible assets	SFr 95,895	SFr 26,424
Impairment losses on inventories	184	0
Total impairment expense	SFr 96,079	SFr 26,424